INCOME TAXES - Schedule of Total Tax Benefit Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Profit/(loss) before taxation	$ 1	$ (95)	$ 190
Tax at the notional U.K. corporation tax rate of 23.5% (2022 & 2021: 19%)	0	18	(36)
Effects of:
Tax at rates other than the U.K. corporation tax rate	(2)	5	(1)
Impact of rate changes	(5)	(22)	1
Permanent differences	(2)	(3)	(4)
Benefit from innovation incentives	(3)	(3)	0
Recognition of orphan drug credits earned in prior years	0	0	(43)
Adjustments for prior year	1	(1)	(2)
Recognition of previously unrecognized tax benefits	0	(1)	0
Current year unrecognized deferred tax asset	1	2	0
Adjustments to amounts carried in respect of unresolved tax matters	0	(1)	(1)
Disallowed compensation	6	0	0
Disallowed litigation expenses	3	0	0
R&D tax credit	0	0	(1)
Total income tax (benefit)	$ (1)	$ (42)	$ (15)